Dec. 31, 2025
First Eagle Gold Fund | First Eagle Gold Fund
Investment Objective

First Eagle Gold Fund (“Gold Fund” or the “Fund”) seeks to provide investors the opportunity to participate in the investment characteristics of gold (and to a limited extent other precious metals) for a portion of their overall investment portfolio.

Fees and Expenses of the Gold Fund

The following information describes the fees and expenses you may pay if you buy, hold and sell shares of the Gold Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

You may qualify for sales charge discounts if you, together with certain related accounts, invest, or agree to invest in the future, at least $25,000 in the Gold Fund. Information about these and other discounts is available from your financial professional and in the How to Purchase Shares and Public Offering Price of Class A Shares sections on pages 210 and 217, respectively, and in the appendix to this Prospectus titled Intermediary-Specific Front-End Sales Load and Waiver Terms.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class I	Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	5.00	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	1.00*	1.00	None	None
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees	0.75	0.75	0.75	0.75

Distribution and/or Service (12b-1) Fees	0.25	1.00	None	None

Other Expenses	0.14	0.14	0.16	0.06
Total Annual Operating Expenses (%)	1.14	1.89	0.91	0.81
*	A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I	Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	5.00	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	1.00*	1.00	None	None
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees	0.75	0.75	0.75	0.75

Distribution and/or Service (12b-1) Fees	0.25	1.00	None	None

Other Expenses	0.14	0.14	0.16	0.06
Total Annual Operating Expenses (%)	1.14	1.89	0.91	0.81
*	A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

Example

The following example is intended to help you compare the cost of investing in the Gold Fund with the cost of investing in other mutual funds. This hypothetical example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all shares at the end of those periods. The example also assumes the average annual return is 5% and operating expenses remain the same. Please keep in mind your actual costs may be higher or lower.

Share Status	1 Year	3 Years	5 Years	10 Years
Class A
Sold or Held	$610	$844	$1,096	$1,817
Class C (shares have a one year contingent deferred sales charge)
Sold	$292	$594	$1,021	$2,212

Held	$192	$594	$1,021	$2,212
Class I
Sold or Held	$93	$290	$504	$1,120
Class R6
Sold or Held	$83	$259	$450	$1,002

Share Status	1 Year	3 Years	5 Years	10 Years
Class A
Sold or Held	$610	$844	$1,096	$1,817
Class C (shares have a one year contingent deferred sales charge)
Sold	$292	$594	$1,021	$2,212

Held	$192	$594	$1,021	$2,212
Class I
Sold or Held	$93	$290	$504	$1,120
Class R6
Sold or Held	$83	$259	$450	$1,002

Portfolio Turnover Rate

The Gold Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15.34% of the average value of its portfolio.

Principal Investment Strategies

To achieve its objective of providing investors the opportunity to participate in the investment characteristics of gold, the Gold Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in gold and/or securities (which may include both equity (e.g., common stocks) and, to a limited extent, debt instruments (e.g., notes and bonds)) directly related to gold or issuers principally engaged in the gold industry, including securities of gold mining finance companies as well as operating companies with long-, medium-or short-life mines. Up to 20% of the Fund’s assets may be invested in equity and, to a limited extent, debt instruments unrelated to gold or the gold industry.

The Fund anticipates it will allocate a substantial amount of its assets to foreign investments (including American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts). The Fund may invest up to 20% of its total assets in debt securities. Investment decisions for the Fund are made without regard to the capitalization (size) of the companies in which it invests. The Fund may invest in any size company, including large, medium and smaller companies. The Fund may also invest in fixed income instruments (without regard to credit rating or time to maturity), short-term debt instruments, other precious metals, and futures contracts related to precious metals. The Fund “counts” relevant derivative positions towards its “80% of assets” allocation and, in doing so, values each position at the price at which it is held on the Fund’s books (generally market price, but anticipates valuing each such position for purposes of assessing compliance with this test at notional value).

An investment in the Gold Fund is not intended to be a complete investment program. However, many investors believe that, historically, a limited exposure to investments in gold or gold-related instruments may provide some offset against the market impact of political and economic disruptions, as well as relieve inflationary or deflationary pressures.

The Gold Fund is a “non-diversified” fund. It generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

The Fund makes some investments through a special purpose trading subsidiary (the “Subsidiary”) and may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary will invest in commodities and related instruments (primarily gold bullion and other precious metals and related futures contracts). The Fund will invest in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies.

Unlike the Fund, the Subsidiary may invest without limitation in commodities and related instruments, however, the Subsidiary will comply with the same 1940 Act asset coverage requirements with respect to any investments in commodity-linked derivatives that are applicable to the Fund’s transactions in derivatives. In addition, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Compliance with the Fund’s investment restrictions generally will be measured on an aggregate basis in respect of the Fund’s and the Subsidiary’s portfolios. The Subsidiary will comply with the 1940 Act provisions governing affiliate transactions and custody of assets. The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

For more information about the Gold Fund’s principal investment strategies, please see the More Information about the Funds’ Investments section.

Investment Results

The following information provides an indication of the risks of investing in the Gold Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for the periods shown compare with those of one or more broad measures of market performance, which have characteristics relevant to the Fund’s investment strategy. The indices are described in the Fund Indices section. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

After-tax returns are calculated using the highest individual U.S. federal income tax rate for each year, and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

Updated performance information is available at www.firsteagle.com/funds/gold-fund or by calling 800.334.2143. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included, the returns would be lower.

Calendar Year Total Returns—Class A

Best Quarter*		Worst Quarter*
Second Quarter 2020	39.99%	Second Quarter 2022	-18.59%

*	For the period presented in the bar chart above.

Average Annual Total Returns as of December 31, 2025

The following table discloses after-tax returns only for Class A shares. After-tax returns for Class C, Class I and Class R6 shares will vary. While only partial information is shown for Class R6 shares (because it is more recently organized), annual returns for Class R6 shares would have been substantially similar to those shown here. Class R6 shares are invested in the same portfolio of securities and the annual returns differ only to the extent that Class R6 shares do not have the same expenses as the classes for which more extended performance is shown. Comparative expense information is in the Fees and Expenses table.

	1 Year	5 Years	10 Years	Class R6 Inception (3/1/17)
First Eagle Gold Fund
Class A Shares
Return Before Taxes	116.98%	18.39%	17.92%	—

Return After Taxes on Distributions	115.96%	17.84%	17.60%	—

Return After Taxes on Distributions and Sales of Fund Shares	69.21%	14.69%	15.24%	—
Class C Shares
Return Before Taxes	125.68%	18.73%	17.63%	—
Class I Shares
Return Before Taxes	128.88%	19.90%	18.83%	—
Class R6 Shares
Return Before Taxes	129.08%	20.02%	—	16.12%
MSCI World Index (reflects no deduction for fees or expenses, but reflects net of withholding taxes)	21.09%	12.15%	12.17%	12.30%

FTSE Gold Mines Index (reflects no deduction for fees, expenses or taxes)	169.34%	18.30%	20.07%	15.44%

First Eagle Gold Fund
Summary Information